Derivatives Instruments (Current and Long-term classification) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
13. Derivative Instruments
Derivative Assets, Current	$ 54	$ 148
Derivative Assets, Long-term	33	19
Derivative Asset, Total	87	167
Derivative Liabilities, Current	268	260
Derivative Liabilities, Long-term	102	105
Derivative Liabilities, Total	$ 370	$ 365